Maturities of Short-Term Borrowings and Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012
Debt Instrument [Line Items]
2012	$ 324
2013	1,094
2014	48
2015	84
2016	1,020
2017 and subsequent	2,622
Total	$ 5,192